Cash and Deposits with Financial Institutions - Additional Information (Detail) - CAD ($) $ in Millions	Jul. 31, 2022	Apr. 30, 2022	Oct. 31, 2021
Mandatory Reserve Deposits At Central Banks [abstract]
Cash balances required to maintain with central banks, other regulatory authorities and certain counterparties	$ 5,308	$ 5,634	$ 5,719